FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02898

Value Line U.S. Government Money Market Fund, Inc.

7 Times Square, New York, N.Y. 10036
(Address of principal executive officers)

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of Fiscal year-end: December 31

Date of reporting period: July 1, 2010– June 30, 2011

Item 1. Proxy Voting Record:
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02898
Reporting Period: 07/01/2010 - 06/30/2011
U.S. Government Money Market Fund, Inc.

=================== U.S. GOVERNMENT MONEY MARKET FUND, INC. ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Value Line U.S. Government Money Market Fund, Inc.
(Registrant)

By: /s/ Mitchell E. Appel
Mitchell E. Appel
President

Date: September 26, 2011